CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit (loss) for the year	$ 4,649,145	$ 524,190	$ (13,044)
Items of other comprehensive income that were or will be reclassified to profit and loss
Foreign currency translation differences for foreign operations	(7,865)	4,019	(4,656)
Net change in fair value of investments in debt instruments at fair value through other comprehensive income, net of tax	(676)
Items of other comprehensive income that would never be reclassified to profit and loss
Net change in fair value of investments in equity instruments at fair value through other comprehensive income, net of tax	(233)	563	(294)
Defined benefit plans actuarial gains (losses), net of tax	1,116	174	(5,697)
Other comprehensive income for the year, net of tax	(7,658)	4,756	(10,647)
Total comprehensive income for the year	4,641,487	528,946	(23,691)
Attributable to:.
Owners of the Company	4,636,843	523,815	(28,148)
Non-controlling interests	4,644	5,131	4,457
Total comprehensive income for the year	$ 4,641,487	$ 528,946	$ (23,691)